Organization and Business Operations (Details Narrative) - USD ($)				12 Months Ended
	Dec. 15, 2022	Nov. 21, 2022	Nov. 12, 2021	Dec. 31, 2022	Dec. 31, 2021
Stock Issued During Period, Shares, New Issues	499,992
Share price			$ 11.50	$ 10.20
Proceeds from Issuance Initial Public Offering			$ 143,750,000
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.01
Transaction costs			8,333,135
Underwriting discount			2,875,000	$ 2,875,000
Deferred underwriting discount			5,031,250	5,031,250
Other Deferred Costs, Net			426,884	426,885
Number of share issued underwriters excluding deferred fees amount		$ 500,000
Cash on hand			1,579,046	117,506
Interest on Dissolution Expenses			100,000	$ 100,000
Temporary Equity, Redemption Price Per Share				$ 10.20	$ 10.20
Temporary Equity, Aggregate Amount of Redemption Requirement				$ 13,026,951
Working capital				$ 100,000
Common Class A [Member]
Share price				$ 18.00
Shares Issued, Price Per Share				$ 11.50
Common Stock, Shares, Outstanding				0	0
Common Stock, Par or Stated Value Per Share				$ 0.0001	$ 0.0001
Trust [Member]
Proceeds from Issuance Initial Public Offering			$ 146,625,000
Shares Issued, Price Per Share			$ 10.20
Trust Account [Member]
Business Acquisition, Percentage of Voting Interests Acquired			80.00%
IPO [Member]
Stock Issued During Period, Shares, New Issues			14,375,000
Proceeds from Issuance Initial Public Offering			$ 143,750,000
IPO [Member] | Common Class A [Member]
Stock Issued During Period, Shares, New Issues				14,375,000
Redeem shares of common stock				13,026,951
Temporary Equity, Redemption Price Per Share				$ 10.28
Temporary Equity, Aggregate Amount of Redemption Requirement				$ 133,917,056
Common Stock, Shares, Outstanding				1,348,049
Common Stock, Par or Stated Value Per Share				$ 0.0001
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues			1,875,000
Share price		$ 0.35	$ 10.00
Number of share issued underwriters excluding deferred fees amount		$ 500,000
Number of share issued underwriters amount		$ 5,031,250
Private Placement [Member] | OmniLit Sponsor LLC [Member]
Class of Warrant or Right, Outstanding			6,201,750
Private Placement [Member] | Imperial Capital LLC [Member]
Class of Warrant or Right, Outstanding			575,000
Private Placement [Member] | I Bankers Securities Inc [Member]
Class of Warrant or Right, Outstanding			143,750
Private Placement Warrants [Member]
Stock Issued During Period, Shares, New Issues				6,920,500
Share price				$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 1.00
Proceeds from Issuance of Warrants			$ 6,920,500